Shareholder Report, Holdings (Details) - Capital Group International Focus Equity ETF	Nov. 30, 2024
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.61%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.73%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.99%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.13%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.55%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.32%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.25%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%